Reserves for Unpaid Loss and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Current accident year	$ 143,370	$ 140,700	$ 253,323
Previous accident years	19,574	41,500	$ 37,211
Short-tail business
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Previous accident years	(30,600)	(22,100)
Long-tail business
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Previous accident years	19,400	(15,000)
Reinsurance business
Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) [Line Items]
Previous accident years	$ (8,400)	$ (4,400)